Bohai Pharmaceuticals Group, Inc.- Balance Sheets, Parenthetical (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Statement of Financial Position
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Shares Issued	17,861,085	17,861,085	17,861,085
Common Stock, Shares Outstanding	17,861,085	17,861,085	17,861,085